Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Equity instruments	$ 127,854	$ 127,854
Trade and other receivables, current	1,489,965,233	1,449,294,549
Hedging derivatives, current	8,582,940	58,009,661
Other financial assets	19,518,512	67,736,634
Equity instruments	2,326,422	2,326,466
Trade and other non-current receivables	1,159,251,669	903,678,141
Hedging derivatives, non-current	0	9,275,919
Other financial assets	4,646,303	11,602,385
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	1,196	46,128
Total Current	1,196	46,128
Other financial assets	2,319,881
Total Non-current	2,319,881
Total	2,321,077	46,128
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	1,530,797,366	1,496,875,382
Other financial assets	10,807,718	9,552,991
Total Current	1,541,605,084	1,506,428,373
Trade and other non-current receivables	1,159,251,669	903,678,141
Total Non-current	1,159,251,669	903,678,141
Total	2,700,856,753	2,410,106,514
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	127,854	127,854
Hedging derivatives, current	1,950,008	2,693,292
Total Current	2,077,862	2,821,146
Equity instruments	2,326,422	2,326,466
Total Non-current	2,326,422	2,326,466
Total	4,404,284	5,147,612
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	8,582,940	58,009,661
Total Current	8,582,940	58,009,661
Hedging derivatives, non-current		9,275,919
Total Non-current		9,275,919
Total	$ 8,582,940	$ 67,285,580